Transactions with Related Parties (Tables)	9 Months Ended
Sep. 30, 2017
Secured Convertible Promissory Note dated March 12, 2015 [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the convertible notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2015	4,000	(4,000)	103	103
Amortization (Note 11)	-	-	222	222
Balance, September 30, 2016	4,000	(4,000)	325	325
Amortization	-	-	100	100
Balance, December 31, 2016	4,000	(4,000)	425	425
Additions	13,750	(10,389)	-	3,361
Amortization (Note 11)	-	-	376	376
Balance, September 30, 2017	17,750	(14,389)	801	4,162

The equity movement of the convertible notes is presented below:

Additional paid-in capital
Balance, December 31, 2015	3,800
Balance, September 30, 2016	3,800
Balance, December 31, 2016	3,800
Additions	10,389
Balance, September 30, 2017	14,189

Secured Revolving Convertible Promissory Note dated September 7, 2015 [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the revolving convertible note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2015	11,765	(11,765)	31	31
Additions	9,400	(9,400)	-	-
Amortization (Note 11)	-	-	466	466
Balance, September 30, 2016	21,165	(21,165)	497	497
Amortization	-	-	375	375
Balance, December 31, 2016	21,165	(21,165)	872	872
Amortization (Note 11)	-	-	954	954
Balance, September 30, 2017	21,165	(21,165)	1,826	1,826

The equity movement of the revolving convertible note is presented below:

Additional paid-in capital
Balance, December 31, 2015	11,765
Intrinsic value of BCF	9,400
Balance, September 30, 2016	21,165
Balance, December 31, 2016	21,165
Balance, September 30, 2017	21,165